LEASES (Tables)	9 Months Ended
Sep. 30, 2022
LEASES
Schedule of supplemental information related to operating leases

	Nine Months Ended September 30,
	2021		2022
Lease cost:
Operating fixed lease cost	2,999		3,165
Finance lease cost
— Amortization of ROU assets	59		69
— Interest on lease liabilities	72		86
Short term lease cost	0		0
Operating variable lease cost	(12)		(87)
Total lease cost	3,118		3,233

Other information:
Weighted average remaining lease term
Operating leases	13	years	13	years
Finance leases	28	years	28	years
Weighted average discount rate
Operating leases	6.22%		6.31%
Finance leases	3.97%		3.98%

Schedule of maturities of operating and finance lease liabilities

	Total Operating Leases	Total Finance Leases
Remainder of 2022	1,097	39
2023	4,099	162
2024	4,146	167
2025	3,924	166
2026	3,724	168
Thereafter	27,070	4,143

Total minimum lease payments	44,060	4,845

Less: amount representing interest	13,112	1,943

Present value of minimum lease payments	30,948	2,902